Income Tax (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAX [Abstract]
Income tax expense	$ 3,159	$ 2,979	$ 8,443	$ 7,547	$ 10,135	$ 9,363	$ 7,195
Gross unrecognized tax benefits	$ 800		$ 800		840	976	$ 1,091	$ 1,672
Valuation Allowance [Line Items]
Valuation allowance against deferred tax assets					1,071	$ 1,054
Mepco [Member]
Valuation Allowance [Line Items]
Valuation allowance against deferred tax assets					$ 1,100